SHAREHOLDERS' EQUITY - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Weighted Average Exercise Price Per Share
Balance at the beginning (in dollars per share) | $ / shares		$ 55.39
Granted (in dollars per share) | $ / shares		$ 11.21
Terminated (in dollars per share) | $ / shares	$ 49.75
Balance at the end (in dollars per share) | $ / shares	$ 5.35
Intrinsic value of outstanding options | $	$ 0
ADS
ADS Underlying Warrants
Outstanding at beginning (in shares)		137,282
Granted (in shares)		5,385,374
Forfeited/Cancelled (in shares)	(232,349)
Exercised - Cashless and Pre Funded Warrants	(1,921,487)
Outstanding at ending (in shares)	3,368,820
Weighted Average Exercise Price Per Share
Intrinsic value of outstanding options | $	$ 0